Offerings - Offering: 1	Apr. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,472,000
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 2,944,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 406.57
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share ("common stock"), of Viewbix Inc. (the "Registrant"), that may be offered or become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. (2) Consists of an aggregate of 1,472,000 shares of the Registrant's common stock consisting of: (i) 800,000 shares of the Registrant's common stock issued in March 2026 in connection with a private placement originally entered in November 2025 and amended in January 2026 (the "Private Placement"), (ii) 640,000 shares of the Registrant's common stock issuable upon the exercise of common warrants issued in March 2026 in connection with the Private Placement and (iii) 32,000 shares of the Registrant's common stock issuable upon the exercise of advisor warrants issued in March 2026 in connection with the Private Placement. All 1,472,000 shares of common stock are to be offered for resale by the selling stockholders named in the prospectus contained in this Registration Statement on Form S-3. (3) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act and based upon the average of the high ($2.09) and low ($1.90) sale prices of the Registrant's shares of common stock on the Nasdaq Capital Market on April 6, 2026. (4) The Registrant will not receive any proceeds from the sale of shares of its common stock by the selling stockholders.